Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2015	Sep. 08, 2016
Document And Entity Information
Entity Registrant Name	TOMBSTONE EXPLORATION CORP
Entity Central Index Key	0001072772
Document Type	20-F/A
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		289,170,251
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Amendment Description

EXPLANATORY NOTE

This Amendment No. 2 on Form 20-F/A amends the Company’s Annual Report on Form 20-F for the year ended December 31, 2015, as filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2016 (the “Original Filing”).

The purpose of this Amendment No. 2 on Form 20-F/A is to respond to certain comments received from the Staff of the SEC. For convenience and ease of reference, the Company is filing this Form 20-F/A in its entirety with all applicable changes and unless otherwise stated, all information contained in this amendment is as of the filing date of the Original Filing. Except as stated herein, this Form 20-F/A does not reflect events or transactions occurring after such filing date or modify or update those disclosures in the original Form 20-F that may have been affected by events or transactions occurring subsequent to such filing date.